UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.	410,504	$31,222,934

		$31,222,934

Auto Components — 1.6%
Delphi Automotive PLC	145,160	$10,169,909
Goodyear Tire & Rubber Co. (The)	556,315	18,019,043

		$28,188,952

Banks — 5.9%
JPMorgan Chase & Co.	691,404	$58,513,520
PNC Financial Services Group, Inc. (The)	278,249	33,517,875
Wells Fargo & Co.	167,673	9,445,020

		$101,476,415

Beverages — 2.3%
Constellation Brands, Inc., Class A	127,340	$19,070,438
PepsiCo, Inc.	206,248	21,404,418

		$40,474,856

Biotechnology — 1.9%
Celgene Corp.(1)	287,934	$33,443,534

		$33,443,534

Capital Markets — 4.4%
Charles Schwab Corp. (The)	1,005,314	$41,459,150
Goldman Sachs Group, Inc. (The)	151,782	34,806,648

		$76,265,798

Chemicals — 1.3%
PPG Industries, Inc.	220,631	$22,065,306

		$22,065,306

Communications Equipment — 1.8%
Cisco Systems, Inc.	996,269	$30,605,384

		$30,605,384

Containers & Packaging — 1.4%
International Paper Co.	436,207	$24,689,316

		$24,689,316

Distributors — 1.4%
LKQ Corp.(1)	762,413	$24,328,599

		$24,328,599

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	600,646	$29,437,660
Zayo Group Holdings, Inc.(1)	381,979	12,208,049

		$41,645,709

Security	Shares	Value
Electric Utilities — 1.6%
NextEra Energy, Inc.	223,744	$27,681,608

		$27,681,608

Energy Equipment & Services — 2.2%
Oceaneering International, Inc.	499,456	$13,909,850
Schlumberger, Ltd.	284,947	23,852,913

		$37,762,763

Equity Real Estate Investment Trusts (REITs) — 2.6%
Equity Residential	300,413	$18,256,098
Federal Realty Investment Trust	189,410	26,598,846

		$44,854,944

Food Products — 1.4%
General Mills, Inc.	392,192	$24,504,156

		$24,504,156

Health Care Equipment & Supplies — 3.4%
Danaher Corp.	472,450	$39,648,004
Zimmer Biomet Holdings, Inc.	166,938	19,753,774

		$59,401,778

Household Durables — 1.7%
Newell Brands, Inc.	220,289	$10,426,278
Whirlpool Corp.	106,842	18,685,598

		$29,111,876

Industrial Conglomerates — 3.0%
General Electric Co.	1,749,942	$51,973,277

		$51,973,277

Insurance — 3.3%
American Financial Group, Inc.	294,977	$25,418,168
Chubb, Ltd.	240,411	31,611,642

		$57,029,810

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(1)	76,888	$63,315,730

		$63,315,730

Internet Software & Services — 6.0%
Alphabet, Inc., Class C(1)	96,167	$76,624,904
Facebook, Inc., Class A(1)	61,746	8,046,738
GoDaddy, Inc., Class A(1)	508,634	18,173,493

		$102,845,135

IT Services — 2.9%
Visa, Inc., Class A	601,997	$49,791,172

		$49,791,172

Machinery — 3.7%
Caterpillar, Inc.	253,777	$24,276,308
Fortive Corp.	702,987	38,882,211

		$63,158,519

Multi-Utilities — 1.6%
Sempra Energy	274,891	$28,146,090

		$28,146,090

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	318,104	$35,420,881
ConocoPhillips	455,440	22,207,254
EOG Resources, Inc.	290,966	29,556,326

		$87,184,461

Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	341,605	$27,741,742

		$27,741,742

Pharmaceuticals — 7.8%
Eli Lilly & Co.	306,145	$23,582,349
Johnson & Johnson	497,084	56,294,763
Pfizer, Inc.	1,061,293	33,674,827
Zoetis, Inc.	381,401	20,954,171

		$134,506,110

Road & Rail — 1.3%
CSX Corp.	466,559	$21,643,672

		$21,643,672

Semiconductors & Semiconductor Equipment — 3.3%
Intel Corp.	1,094,863	$40,312,856
NXP Semiconductors NV(1)	173,696	16,996,153

		$57,309,009

Software — 3.9%
Microsoft Corp.	1,046,150	$67,633,598

		$67,633,598

Specialty Retail — 2.8%
Home Depot, Inc. (The)	344,914	$47,453,268

		$47,453,268

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	632,020	$76,695,627

		$76,695,627

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	473,615	$25,054,234

		$25,054,234

Tobacco — 3.2%
Altria Group, Inc.	780,614	$55,564,105

		$55,564,105

Total Common Stocks (identified cost $1,411,028,404)		$1,694,769,487

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(2)	32,812,552	$32,815,833

Total Short-Term Investments (identified cost $32,815,833)		$32,815,833

Value
Total Investments — 100.2% (identified cost $1,443,844,237)	$1,727,585,320

Call Options Written — (0.3)%

Exchanged-Traded Options — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	300	$2,275	2/1/17	$(216,000)
S&P 500 Index	300	2,275	2/3/17	(307,500)
S&P 500 Index	300	2,280	2/6/17	(261,000)
S&P 500 Index	300	2,275	2/8/17	(415,500)
S&P 500 Index	300	2,280	2/10/17	(372,000)
S&P 500 Index	300	2,275	2/13/17	(489,000)
S&P 500 Index	300	2,280	2/15/17	(451,500)
S&P 500 Index	305	2,275	2/17/17	(588,650)
S&P 500 Index	300	2,270	2/21/17	(714,000)
S&P 500 Index	300	2,290	2/22/17	(393,000)
S&P 500 Index	300	2,300	2/24/17	(289,500)
S&P 500 Index	300	2,280	2/27/17	(600,000)

Total Call Options Written (premiums received $7,061,424)				$(5,097,650)

Other Assets, Less Liabilities — 0.1%				$1,089,107

Net Assets — 100.0%				$1,723,576,777

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $38,881.

Written options activity for the fiscal year to date ended January 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,750	$6,370,521
Options written	12,120	23,385,531
Options terminated in closing purchase transactions	(7,950)	(15,216,728)
Options exercised	(1,260)	(2,415,203)
Options expired	(3,055)	(5,062,697)

Outstanding, end of period	3,605	$7,061,424

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $5,097,650.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,450,056,874

Gross unrealized appreciation	$283,452,886
Gross unrealized depreciation	(5,924,440)

Net unrealized appreciation	$277,528,446

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,694,769,487 *	$—	$—	$1,694,769,487
Short-Term Investments	—	32,815,833	—	32,815,833
Total Investments	$1,694,769,487	$32,815,833	$—	$1,727,585,320

Liability Description
Call Options Written	$(5,097,650)	$—	$—	$(5,097,650)
Total	$(5,097,650)	$—	$—	$(5,097,650)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017